Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Related Party [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Yorkville [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Gem [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Related Party [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Yorkville [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Nonrelated Party [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Reverse Stock Split [Member] Yorkville [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Related Party [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Yorkville [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Nonrelated Party [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Reverse Stock Split [Member] Yorkville [Member]	Common Stock [Member]	Common Stock [Member] Related Party [Member]	Common Stock [Member] Yorkville [Member]	Common Stock [Member] Gem [Member]	Common Stock [Member] Nonrelated Party [Member]	Common Stock [Member] Private Placement [Member]	Common Stock [Member] Reverse Stock Split [Member]	Common Stock [Member] Reverse Stock Split [Member] Yorkville [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Related Party [Member]	Additional Paid-in Capital [Member] Yorkville [Member]	Additional Paid-in Capital [Member] Gem [Member]	Additional Paid-in Capital [Member] Nonrelated Party [Member]	Additional Paid-in Capital [Member] Reverse Stock Split [Member]	Additional Paid-in Capital [Member] Reverse Stock Split [Member] Yorkville [Member]	Retained Earnings [Member]	Retained Earnings [Member] Related Party [Member]	Retained Earnings [Member] Yorkville [Member]	Retained Earnings [Member] Gem [Member]	Retained Earnings [Member] Nonrelated Party [Member]	Retained Earnings [Member] Reverse Stock Split [Member]	Retained Earnings [Member] Reverse Stock Split [Member] Yorkville [Member]	Total	Related Party [Member]	Yorkville [Member]	Gem [Member]	Nonrelated Party [Member]	Reverse Stock Split [Member]	Reverse Stock Split [Member] Yorkville [Member]
Balance at Dec. 31, 2022																	$ 24								$ 8,245,980							$ (32,360,062)							$ (24,114,058)
Balance, shares at Dec. 31, 2022																	239,382
Shares issued to Hudson for consulting fee
Exercise of RSUs to Board of Director members																									30,761														$ 30,761
Exercise of RSUs to Board of Director members, shares																	35																						36
Stock-based compensation																									1,245,796														$ 1,245,796
Net loss																																(14,406,262)							(14,406,262)
Conversion of convertible notes - related party																										$ 7,271,368			$ 3,346,232											$ 7,271,368			$ 3,346,232
Conversion of convertible notes - related party, shares																		2,293			1,060
Shares issued to Yorkville for aggregate commitment fee																											$ 3,288,000														$ 3,288,000
Shares issued to Yorkville for aggregate commitment fee, shares																		600
Shares issued for exercise of Pre-Funded warrants
Shares issued to Yorkville for redemption premium
Reverse recapitalization (Note 4)																	$ 2								(17,858,561)														(17,858,559)
Reverse recapitalization (Note 4), shares																	11,744
Conversion of simple agreement for future equity - related party																										6,049,766			$ 456,234											6,049,766			456,234
Conversion of simple agreement for future equity-related party, shares																		1,104			83
Modification of convertible notes payable - related party																										$ 9,909													9,909	$ 9,909
Shares issued under share transfer agreement - related party																										2,498,965														2,498,965
Issuance of Cantor fee shares
Issuance of Cantor fee shares, shares																	2,228
Excise tax																									305,719														305,719
Premium issued as part of CP BF debt modification
Shares issued to J.V.B for payment of outstanding debt
Derecognition of Cantor fee
Shares issued to Perkins Coie LLP for payment of outstanding debt
Balance at Dec. 31, 2023																	$ 26						$ 26		14,890,169					$ 14,890,169		(46,766,324)					$ (46,766,324)		(31,876,129)					$ (31,876,129)
Balance, shares at Dec. 31, 2023																	258,530						258,529
Stock-based compensation																									42,827														42,827
Net loss																																(4,290,132)							(4,290,132)
Shares issued to GEM																												$ 100,000														$ 100,000
Shares issued to GEM, shares																				279
Conversion of convertible notes - related party																										$ 2,540,091	1,667,000													$ 2,540,091	1,667,000
Conversion of convertible notes - related party, shares																		1,781	4,468
Shares issued to Yorkville for aggregate commitment fee																											$ 500,000														$ 500,000
Shares issued to Yorkville for aggregate commitment fee, shares																			1,420
Shares issued to Roth for advisory fee																									278,833														278,833
Shares issued to Roth for advisory fee, shares																	350
Shares issued for marketing expenses																									194,935														194,935
Shares issued for marketing expenses, shares																	307
Forfeiture of sponsor shares
Forfeiture of sponsor shares, shares																	(200)
Balance at Mar. 31, 2024																	$ 26								20,213,855							(51,056,456)							(30,842,575)
Balance, shares at Mar. 31, 2024																	266,935
Balance at Dec. 31, 2023																	$ 26						$ 26		14,890,169					14,890,169		(46,766,324)					(46,766,324)		(31,876,129)					(31,876,129)
Balance, shares at Dec. 31, 2023																	258,530						258,529
Shares issued to Hudson for consulting fee
Net loss																																							(8,245,459)
Balance at Jun. 30, 2024																	$ 30								23,162,565							(55,011,784)							(31,849,189)
Balance, shares at Jun. 30, 2024																	300,382
Balance at Dec. 31, 2023																	$ 26						$ 26		14,890,169					14,890,169		(46,766,324)					(46,766,324)		(31,876,129)					(31,876,129)
Balance, shares at Dec. 31, 2023																	258,530						258,529
Issuance of shares to Yorkville under the SEPA agreement																							$ 6							880,937														880,943
Issuance of shares to Yorkville under the SEPA agreement, shares																	55,000
Shares issued to Hudson for consulting fee																														166,501									$ 166,501					166,501
Shares issued to Hudson for consulting fee, shares																	4,500
Exercise of RSUs to Board of Director members																							1							(1)
Exercise of RSUs to Board of Director members, shares																	7,939
Stock-based compensation																														1,165,680														1,165,680
Net loss																																					(31,513,389)		$ (31,513,389)					(31,513,389)
Shares issued to GEM																							2							784,941														784,943
Shares issued to GEM, shares																	19,000
Conversion of convertible notes - related party																														2,540,091														2,540,091
Conversion of convertible notes - related party, shares																	1,781
Issuance of common stock and warrants, net of issuance costs																							1							6,257,367														6,257,368
Issuance of common stock and warrants, net of issuance costs, shares																	10,456
Shares issued for exercise of Pre-Funded warrants																																							2,072
Shares issued to Yorkville for convertible notes, shares																	45,416
Shares issued to Yorkville for redemption premium																																							115,800
Conversion of simple agreement for future equity - related party
Modification of convertible notes payable - related party
Shares issued under share transfer agreement - related party
Effect of reverse stock split																							2							(2)
Effect of reverse stock split, shares																	18,959
Shares issued to Yorkville for convertible notes																							5							4,129,995														4,130,000
Shares issued to Yorkville for commitment fee																														$ 500,000														$ 500,000
Shares issued to Yorkville for commitment fee, shares																	1,420
Shares issued to Yorkville for redemption premium																															$ 115,800														$ 115,800
Shares issued to Yorkville for redemption premium, shares																	1,200
Shares issued to Roth for advisory fee																														578,833														578,833
Shares issued to Roth for advisory fee, shares																	3,879
Shares issued for marketing expense																														$ 334,772														$ 334,772
Shares issued for marketing expense, shares																	947
Forfeiture of sponsor shares
Forfeiture of sponsor shares, shares																	(200)
Incremental fair value of Series A and Series B warrant modification																														418,360														418,360
Deemed dividend - Series A and Series B warrant modification																														(418,360)														(418,360)
Shares issued for exercise of Pre-Funded warrants																							2							864														866
Shares issued for exercise of Pre-Funded warrants, shares																	17,322
Shares, warrants and pre-funded warrants issued to CP BF on modification of CP BF debt agreement																							3							1,287,000														1,287,003
Shares, warrants and pre-funded warrants issued to CP BF on modification of CP BF debt agreement, shares																	33,085
Premium issued as part of CP BF debt modification																														4,079,225									4,079,225					4,079,225
Issuance of warrants to CP BF, net of issuance costs																														2,763,161														2,763,161
Shares issued to MZHCI for investor relations services																														94,800														94,800
Shares issued to MZHCI for investor relations services, shares																	2,400
Shares issued to J.V.B for payment of outstanding debt																														115,000									115,000					115,000
Shares issued to J.V.B for payment of outstanding debt, shares																	2,908
Shares, warrants and pre-funded warrants issued to Alco on settlement of Alco promissory notes																							3							8,866,617														8,866,620
Shares, warrants and pre-funded warrants issued to Alco on settlement of Alco promissory notes, shares																	28,242
Derecognition of Cantor fee																														4,000,000									4,000,000					4,000,000
Class A Shares issued for OpenReel acquisition																							9							1,526,106														1,526,115
Class A Shares issued for OpenReel acquisition, shares																	93,056
Pre-Funded Warrants issued for OpenReel acquisition																														19,300,805														19,300,805
Series FE Preferred Stock issued for OpenReel acquisition
Series FE Preferred Stock issued for OpenReel acquisition, shares					1
Conversion of convertible notes - CP BF																							1							216,283														216,284
Conversion of convertible notes - CP BF, shares																	5,560
Shares issued to Perkins Coie LLP for payment of outstanding debt																							6							919,694									919,700					919,700
Shares issued to Perkins Coie LLP for payment of outstanding debt, shares																	60,000
Shares issued for exercise of pre-funded warrants - HCW PIPE																							12							1,164														1,176
Shares issued for exercise of pre-funded warrants - HCW PIPE, shares																	117,647
Shares issued for exercise of pre-funded warrants - CP BF																							3							27														30
Shares issued for exercise of Pre-Funded warrants, shares																	30,470
Balance at Dec. 31, 2024																	$ 80						$ 82		75,515,831					75,515,829		(78,279,713)					(78,279,713)		(2,763,802)					(2,763,802)
Balance, shares at Dec. 31, 2024									1								819,516						819,516
Balance at Mar. 31, 2024																	$ 26								20,213,855							(51,056,456)							(30,842,575)
Balance, shares at Mar. 31, 2024																	266,935
Stock-based compensation																									202,662														202,662
Net loss																																(3,955,328)							(3,955,328)
Shares issued to GEM																									300,000														300,000
Shares issued to GEM, shares																	1,811
Shares issued for marketing expenses																									139,837														139,837
Shares issued for marketing expenses, shares																	640
Issuance of common stock and warrants, net of issuance costs																	$ 1								1,854,817														1,854,818
Issuance of common stock and warrants, net of issuance costs, shares																	10,456
Shares issued for exercise of Pre-Funded warrants																	$ 2								864														866
Shares issued for exercise of pre-funded warrants, shares																	17,322
Shares issued to Yorkville for convertible notes																									335,000														335,000
Shares issued to Yorkville for convertible notes, shares																	2,018
Shares issued to Yorkville for redemption premium																									115,800														115,800
Shares issued to Yorkville for redemption premium, shares																	1,200
Balance at Jun. 30, 2024																	$ 30								23,162,565							(55,011,784)							(31,849,189)
Balance, shares at Jun. 30, 2024																	300,382
Balance at Dec. 31, 2024																	$ 80						$ 82		75,515,831					75,515,829		(78,279,713)					(78,279,713)		(2,763,802)					(2,763,802)
Balance, shares at Dec. 31, 2024									1								819,516						819,516
Issuance of shares to Yorkville under the SEPA agreement																	$ 51								7,071,555														7,071,606
Issuance of shares to Yorkville under the SEPA agreement, shares																	507,564
Shares issued to Hudson for consulting fee																	$ 2								232,498														232,500
Shares issued to Hudson for consulting fee, shares																	15,000
Shares issued for payment to Verista																									49,800														49,800
Shares issued for payment to Verista, shares																	3,000
Exercise of RSUs to Board of Director members																	$ 3								(3)
Exercise of RSUs to Board of Director members, shares																	33,777
Shares issued for Vidello acquisition																	$ 9								1,661,668														1,661,677
Shares issued for Vidello acquisition, shares																	89,820
Stock-based compensation																									336,568														336,568
Net loss																																(3,643,479)							(3,643,479)
Balance at Mar. 31, 2025																	$ 145								84,867,917							(81,923,192)							2,944,870
Balance, shares at Mar. 31, 2025																	1,468,677
Balance at Dec. 31, 2024																	$ 80						$ 82		75,515,831					$ 75,515,829		(78,279,713)					$ (78,279,713)		(2,763,802)					$ (2,763,802)
Balance, shares at Dec. 31, 2024									1								819,516						819,516
Shares issued to Hudson for consulting fee																																							632,500
Net loss																																							(11,437,235)
Balance at Jun. 30, 2025																	$ 245								92,875,082							(89,716,948)							3,158,379
Balance, shares at Jun. 30, 2025																	2,478,587
Balance at Mar. 31, 2025																	$ 145								84,867,917							(81,923,192)							2,944,870
Balance, shares at Mar. 31, 2025																	1,468,677
Issuance of shares to Yorkville under the SEPA agreement																	$ 76								6,521,071														6,521,147
Issuance of shares to Yorkville under the SEPA agreement, shares																	757,117
Shares issued to Hudson for consulting fee																	$ 4								399,996														400,000
Shares issued to Hudson for consulting fee, shares																	40,000
Exercise of RSUs to Board of Director members																	$ 4								(4)
Exercise of RSUs to Board of Director members, shares																	43,674
Stock-based compensation																									756,122														756,122
Net loss																																(7,793,756)							(7,793,756)
Exercise of warrants																	$ 10								(10)
Exercise of warrants , shares																	104,882
Shares issued to GEM																	$ 6								329,990														329,996
Shares issued to GEM, shares																						64,237
Balance at Jun. 30, 2025																	$ 245								$ 92,875,082							$ (89,716,948)							$ 3,158,379
Balance, shares at Jun. 30, 2025																	2,478,587